Note 11 - Subsequent Events (Details Textual)				3 Months Ended		12 Months Ended
	Jan. 24, 2020 USD ($) $ / shares shares	Jan. 21, 2020	Apr. 30, 2019	Mar. 31, 2020 shares	Mar. 23, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Conversion of Stock, Shares Issued (in shares)						296,390	95
Series J Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	300
Proceeds from Issuance of Preferred Stock and Preference Stock | $	$ 300,000
Convertible Preferred Stock, Conversion Price1 (in dollars per share) | $ / shares	$ 2
Conversion of Series H Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)				1,686		1,570
Conversion of Stock, Shares Issued (in shares)				9,393,937		296,160
Conversion of Series I Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)				700
Conversion of Stock, Shares Issued (in shares)				4,087,412
Conversion of Series H and Series I Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)				13,481,349
Subsequent Event [Member] | Series J Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	300
Proceeds from Issuance of Preferred Stock and Preference Stock | $	$ 300,000
Convertible Preferred Stock, Conversion Price1 (in dollars per share) | $ / shares	$ 2
Subsequent Event [Member] | Conversion of Series H Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)					1,686
Subsequent Event [Member] | Conversion of Series I Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)					700
Subsequent Event [Member] | Conversion of Series H and Series I Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)					13,481,349
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		2,000	500
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		2,000